Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Expenses, Net Table [Abstract]
Schedule of other operating expenses, net
	For the year ended December 31,
	2022	2021	2020
Result with property, plant and equipment	(34)	12	(42)
(Provision) reversal for legal proceedings	(19)	9	(18)
Restructuring expenses and others (i)	(33)	(74)	(71)
Covid-19 spending on prevention	-	-	(134)
Indemnity assets	14	-	168
Total	(72)	(53)	(97)

(i)	Refers primarily to expenses with the spin-off and acquisition of Extra Hiper stores with payments of legal fees, property appraisal and due diligence.